Costs and expenses by nature:	12 Months Ended
Dec. 31, 2023
Costs and expenses by nature:
Costs and expenses by nature:

Note 4 - Costs and expenses by nature:

	Year ended December 31,
	2021		2022		2023
Short term benefits	Ps.	1,167,302	Ps.	1,235,765	Ps.	1,626,289
Electric power		419,909		544,397		499,753
Maintenance and conservation		611,274		596,043		815,810
Professional fees		225,321		227,817		305,625
Insurance and bonds		227,342		151,041		277,754
Surveillance services		294,807		329,414		427,811
Cleaning services		209,447		263,177		303,168
Technical assistance (Note 14.4)		391,698		643,891		715,462
Right of use of assets under concession (DUAC) (1)		948,062		1,424,066		1,496,142
Amortization and depreciation of intangible assets, furniture and equipment		1,993,342		2,059,237		2,069,157
Consumption of commercial items		333,192		489,244		552,298
Construction services (Note 3.1.3)		3,146,166		2,692,694		1,302,633
Termination benefits		2,866		4,343		5,434
Employees’ statutory profit sharing		84,670		104,731		98,651
Impairment of accounts receivable (Note 6)		9,331		9,681		34,276
Other		62,258		186,424		47,856
Total aeronautical and non-aeronautical services costs, costs of construction services and administrative expenses	Ps.	10,126,987	Ps.	10,961,965	Ps.	10,578,119
(1)

As of December 31, 2021, 2022 and 2023, respectively, Ps.476,536, Ps.733,168 and Ps.820,230, respectively, correspond to the consideration paid for the concessions in Mexico, equivalent to 5% of the gross profits of each concession. Ps.308,638, Ps.504,953 and Ps.495,478 correspond to the consideration of the Airplan concession equivalent to 19% of gross profits. Ps.162,888, Ps.185,945 and Ps.180,434, for the consideration of the Aerostar concession at 5% of the airport’s gross profits.

4.1) Grant - Aerostar

CARES Act

On May 12, 2020, the United States Government, through the FAA, awarded Aerostar a financial aid grant under the CARES Act amounting to USD33,417 (approximately Ps.717,590) to respond to the impacts of COVID-19. These funds may be used by the Company within a period of four years and for any purpose for which airport revenues may be lawfully used, except for new airport development projects. The funds were received by means of reimbursements once the invoice for the expense incurred has been submitted to the FAA through the established means. These invoices have to include enough details to permit the FAA to verify compliance with its Revenue Use Policy. After receiving reimbursement of the verified expenses, the Company discounts the related verified expenses within the same period, as refunds to the authorities are not possible. At December 31, 2021 and 2022, the Company is not in breach of conditions nor are there any other contingencies relating to these grants.

During 2021, the Company received the amount of USD16,292 (approximately Ps.33,477), related to the complement of the CARES Act, for reimbursements verifications presented to the authority, thus exhausting the resources of the first CARES Act aid program for USD33,417, which are presented net of the expense or cost corresponding to December 31, 2021. The related items are: Short-term benefits Ps.165,489; amortization of Insurance and bonds Ps.31,909; Other Ps.95,118, which includes sewage services, garbage disposal, among others, and Maintenance and conservation Ps.40,961. Advance payments for insurance and bonds are deducted from the statement of financial position, in accordance with accounting policy.

During 2022, as resources were spent, no amount was received from this program. At December 31, 2023 the Company did not benefit directly in any other way from government assistance.

CRRSA Act

On February 18, 2021, official confirmation was received from the FAA granting Aerostar the approval of this Federal assistance under the Coronavirus Response and Relief Supplemental Appropriation Act (CRRSA Act) for a total amount of USD10,577 (approximately Ps.210,574), without any cost, which can be credited by the Company within a period of 4 years and can be used for costs related to operations: personnel, cleaning services, sanitization and even for equipment replacement strictly related to the operation of the Airport, and additionally can be destined for the payment of debt. The funds will be received by means of reimbursements once the invoice for the expense incurred, which must include sufficient details to allow verification of compliance with the policy for the use of the grant, has been submitted to the FAA through the established means. During the years of 2021 and 2022, the Company received the amount of USD983 and USD9,594, respectively (Ps.20,122 and Ps.196,376, respectively, approximately), for reimbursements of verifications presented to the authority, which are presented net of the corresponding expense or cost as of December 31, 2021 and 2022, there are no unfulfilled conditions or other contingencies related to these grants. At December 31, 2022 the Company has received all resources from this program and there are no unfulfilled conditions or other contingencies related to these grants.

ARPA Act

On November 5, 2021, the Federal Aviation Administration awarded subsidiary Aerostar an airport rescue grant offer under the American Rescue Plan Act (ARPA) for a total amount of USD35,716 (approximately Ps.731,106), at no cost, for a period of 4 years and can be used to finance costs related to staff operations, cleaning, disinfection, and even payment of debt service. During the year 2022 and 2023 the Company received USD17,515 and USD14,268 (approximately Ps.350,901 and Ps.252,366, respectively) which includes benefits in 2022: Insurance and bond amortization Ps.126,285, salaries Ps.109,241, taxes and duties Ps.74,934, cleaning services Ps.22,937 and other Ps.17,504. Additionally, in 2022, the company received USD3,933 (Ps.78,885 approximately) for reimbursement to commercial clients. The benefits in 2023 includes: Taxes and duties Ps.220,414, and cleaning services Ps.31,952 As of December 31, 2021, the Company did not use these resources. As of December 31, 2022 and 2023, there are no unfulfilled conditions or other contingencies related to these grants. (See Note 17.21).

4.2) Mexico subcontracting reform

On April 23, 2021, several provisions were published in the Federal Labor Law, Social Security Law, Law of the Institute of the National Housing Fund for Workers, Fiscal Code of the Federation, Income Tax Law and Value Added Tax Law in order to regulate the subcontracting of personnel.

In general terms, the main aspects are: a) prohibit the subcontracting of personnel, b) incorporate rules into the current legislation that allow legal entities and individuals to contract only specialized services or the execution of specialized works, provided that they are not part of the corporate purpose or the predominant economic activity of the beneficiary of the same, c) establish maximum amounts for the payment of PTU, and d) creation of the Registry of Providers of Specialized Services and Specialized Works (REPSE) of the Ministry of Labor and Social Welfare (STPS).

These subcontracting reforms entered into force the day after their publication, except for what refers to the obligations indicated in fiscal matters which entered into force on August 1, 2021 and those of the regulations of Section B), of the Federal Law of Workers to State Service that came into force in the year 2022.

The Company carried out an analysis on the application of these new provisions and did not have a material impact on the consolidated financial statements.